Commitments and contingencies - Future minimum payments, cooperation agreements (Details) - Mar. 31, 2017 - Co-operation agreement ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Future minimum payments under cooperation agreements
2018	$ 843	¥ 5,800
2019	843	5,800
2020	843	5,800
2021	843	5,800
2022	843	5,800
2023 and thereafter	7,868	54,167
Total payments	$ 12,083	¥ 83,167